Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options	2,300,000	7,600,000
G. Cerrone [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options	1,800,000	550,000
K. Shailubhai [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options		6,500,000
L. Zanbeletti [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options		550,000
W Simon [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options	250,000
J Brancaccio [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options	250,000